SEGMENTED DISCLOSURE (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($) operatingSegment	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Disclosure of geographical areas [line items]
Number of operating segments | operatingSegment	1
Right-of-use assets	$ 147,054	$ 122,291	$ 105,661
Property, plant and equipment	259,791	325,048
Intangible assets	704,210	758,531
Revenues	$ 2,972,932	$ 2,533,288
Revenue
Disclosure of geographical areas [line items]
Concentration percentage	0.00%	0.00%
Canada
Disclosure of geographical areas [line items]
Right-of-use assets	$ 41,073	$ 32,751
Property, plant and equipment	66,059	67,254
Intangible assets	81,747	84,269
Revenues	196,407	131,465
United States
Disclosure of geographical areas [line items]
Right-of-use assets	23,027	22,935
Property, plant and equipment	79,427	145,788
Intangible assets	403,402	450,892
Revenues	1,273,047	1,036,378
Germany
Disclosure of geographical areas [line items]
Right-of-use assets	25,264	24,485
Property, plant and equipment	52,814	55,700
Intangible assets	46,079	46,256
Revenues	283,385	251,138
Italy
Disclosure of geographical areas [line items]
Right-of-use assets	35,927	18,662
Property, plant and equipment	49,204	44,539
Intangible assets	132,706	135,217
Revenues	108,318	87,842
Other Europe
Disclosure of geographical areas [line items]
Right-of-use assets	18,539	19,959
Property, plant and equipment	9,403	9,169
Intangible assets	35,095	33,724
Revenues	628,691	599,078
Other
Disclosure of geographical areas [line items]
Right-of-use assets	3,224	3,499
Property, plant and equipment	2,884	2,598
Intangible assets	5,181	8,173
Revenues	$ 483,084	$ 427,387